Document and Entity Information	6 Months Ended
Jun. 30, 2014
Document And Entity Information
Entity Registrant Name	Pershing Gold Corp.
Entity Central Index Key	0001432196
Document Type	POS AM
Document Period End Date	Jun. 30, 2014
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 3 to Form S-1 (this “Post-Effective Amendment”) is being filed pursuant to Section 10 (a)(3) of the Securities Act to update our registration statement on Form S-1 (the “Registration Statement”), which was initially declared effective by the Securities and Exchange Commission on February 12, 2013, (i) to include the information contained in certain periodic filings filed with the SEC, and (ii) make certain other updating revisions to the information contained herein so that such information is current as of the date of filing.
Post Effective Amendment Number	3
Entity Filer Category	Smaller Reporting Company